UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
July 31, 2025
Date of reporting period:
January 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis New York Venture Fund
Class A / NYVTX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2025
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$47	0.90%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 8.34%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	24.17%	11.30%	10.82%
Davis New York Venture Fund (Class A) — With sales charge*	18.27%	10.23%	10.29%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9
Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis New York Venture Fund
Class B / NYVBX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2025
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class B)	$92	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class B shares delivered a total return on net asset value of 7.86%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class B) — Without CDSC*	23.13%	10.36%	10.09%
Davis New York Venture Fund (Class B) — With CDSC*,**	19.29%	10.16%	10.09%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
*	Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” returns for Class B reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9
Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis New York Venture Fund
Class C / NYVCX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2025
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$91	1.73%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 7.90%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	23.11%	10.38%	10.11%
Davis New York Venture Fund (Class C) — With CDSC*,**	22.13%	10.38%	10.11%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9
Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis New York Venture Fund
Class R / NYVRX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2025
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$62	1.19%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 8.20%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	23.80%	10.99%	10.51%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9
Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis New York Venture Fund
Class Y / DNVYX
SEMI-ANNUAL SHAREHOLDER REPORT | JANUARY 31, 2025
This Semi-Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$35	0.66%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 8.47%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%), and
    Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-20% vs +6%)
    Samsung Electronics (-40%) - largest individual detractor
    Applied Materials (-15%), Intel (-30%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Consumer Discretionary - underperformed the Index sector (+9% vs +27%)
    MGM Resorts (-20%)
  Health Care - underperformed the Index sector (-4% vs -1%) and overweight (average weighting 14% vs 11%)
    Humana (-18%), Cigna Group (-15%), and Viatris (-5%)
  Individual holdings
    Teck Resources (-16%) and IAC (-20%)
Contributors to Performance
  Significantly overweight in stronger performing Financials sector (average weighting 37% vs 13%)
    Capital One Financial (+36%), Wells Fargo (+35%), Berkshire Hathaway (+7%), Ping An Insurance (+32%), and Julius Baer Group (+30%)
  Communication Services - outperformed the Index sector (+34% vs +26%) and overweight (average weighting 13% vs 9%)
    Meta Platforms (+45%) - largest individual contributor
    Alphabet (+19%)
  Underweight in Information Technology (average weighting 11% vs 32%)
  Individual holdings
    Amazon.com (+27%), Solventum (+26%), and DiDi Global (+27%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	24.45%	11.57%	11.09%
S&P 500 Index	26.38%	15.15%	13.75%
Russell 1000 Value Index	19.54%	10.14%	9.41%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 01/31/25 (in billions)	$6.7
Total number of portfolio holdings as of 01/31/25	43
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$17.9
Top Sectors as of 01/31/25 Net Assets
Financials	34.91%
Health Care	15.53%
Consumer Discretionary	12.86%
Communication Services	12.61%
Information Technology	9.72%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis New York Venture Fund
January 31, 2025
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS NEW YORK VENTURE FUND

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
January 31, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.28%)
COMMUNICATION SERVICES – (12.61%)
Media & Entertainment – (12.61%)
Alphabet Inc., Class A	1,139,340	$232,448,147
ASAC II L.P. *(a)(b)(c)	4,156,451	3,966,502
IAC Inc. *	1,157,750	49,007,557
Liberty TripAdvisor Holdings, Inc., Series A *	134,636	35,598
Meta Platforms, Inc., Class A	811,367	559,177,909
Total Communication Services		844,635,713
CONSUMER DISCRETIONARY – (12.86%)
Consumer Discretionary Distribution & Retail – (7.35%)
Amazon.com, Inc. *	1,319,190	313,545,079
Coupang, Inc., Class A (South Korea) *	2,659,587	62,526,890
Naspers Ltd. - N (South Africa)	62,809	13,242,032
Prosus N.V., Class N (Netherlands)	2,698,256	103,066,710
		492,380,711
Consumer Services – (5.51%)
MGM Resorts International *	7,108,640	245,105,907
Restaurant Brands International Inc. (Canada)	1,077,600	66,315,504
Trip.com Group Ltd., ADR (China) *	815,400	57,216,618
		368,638,029
Total Consumer Discretionary		861,018,740
CONSUMER STAPLES – (1.52%)
Food, Beverage & Tobacco – (1.52%)
Darling Ingredients Inc. *	1,015,039	38,023,361
Tyson Foods, Inc., Class A	1,132,396	63,969,050
Total Consumer Staples		101,992,411
ENERGY – (3.05%)
ConocoPhillips	598,160	59,116,153
Tourmaline Oil Corp. (Canada)	3,185,980	145,143,108
Total Energy		204,259,261
FINANCIALS – (34.91%)
Banks – (9.58%)
Danske Bank A/S (Denmark)	7,208,267	215,221,432
U.S. Bancorp	5,101,780	243,763,048
Wells Fargo & Co.	2,316,232	182,519,082
		641,503,562
Financial Services – (18.87%)
Capital Markets – (1.64%)
Julius Baer Group Ltd. (Switzerland)	1,562,940	109,818,907
Consumer Finance – (9.23%)
Capital One Financial Corp.	3,034,183	618,093,419
Financial Services – (8.00%)
Berkshire Hathaway Inc., Class A *	763	536,094,100
		1,264,006,426
Insurance – (6.46%)
Life & Health Insurance – (2.95%)
AIA Group Ltd. (Hong Kong)	9,068,390	63,752,086
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	133,713,522
		197,465,608
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.51%)
Chubb Ltd.	389,920	$106,011,450
Markel Group Inc. *	70,672	129,243,540
		235,254,990
		432,720,598
Total Financials		2,338,230,586
HEALTH CARE – (15.53%)
Health Care Equipment & Services – (12.10%)
Cigna Group	434,059	127,704,498
CVS Health Corp.	3,822,990	215,922,475
Humana Inc.	821,870	240,996,940
Quest Diagnostics Inc.	662,930	108,123,883
Solventum Corp. *	1,586,440	117,491,747
		810,239,543
Pharmaceuticals, Biotechnology & Life Sciences – (3.43%)
Viatris Inc.	20,344,401	229,484,843
Total Health Care		1,039,724,386
INDUSTRIALS – (4.40%)
Capital Goods – (2.73%)
AGCO Corp.	679,516	70,961,856
Orascom Construction PLC (United Arab Emirates)	1,446,001	7,250,650
Owens Corning	566,541	104,555,141
		182,767,647
Transportation – (1.67%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	111,864,994
Total Industrials		294,632,641
INFORMATION TECHNOLOGY – (9.72%)
Semiconductors & Semiconductor Equipment – (7.75%)
Applied Materials, Inc.	1,803,460	325,254,011
Texas Instruments Inc.	1,049,880	193,818,347
		519,072,358
Technology Hardware & Equipment – (1.97%)
Samsung Electronics Co., Ltd. (South Korea)	3,694,690	131,951,122
Total Information Technology		651,023,480
MATERIALS – (2.68%)
OCI N.V. (Netherlands)	1,873,824	21,577,921
Teck Resources Ltd., Class B (Canada)	3,867,642	158,109,205
Total Materials		179,687,126
TOTAL COMMON STOCK – (Identified cost $3,998,882,504)		6,515,204,344

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
January 31, 2025 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.56%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (d)	$26,013,000	$26,013,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.33%, 02/03/25 (e)	78,549,000	78,549,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $104,562,000)		104,562,000
Total Investments – (98.84%) – (Identified cost $4,103,444,504)		6,619,766,344
Other Assets Less Liabilities – (1.16%)		77,490,346
Net Assets – (100.00%)		$6,697,256,690

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 01/31/25, repurchase value of $26,022,386 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 6.50%, 12/01/32-08/01/54, total fair value $26,533,260).
(e)
Dated 01/31/25, repurchase value of $78,577,343 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.455%, 04/01/26-08/20/74, total fair value
$80,119,980).

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Assets and Liabilities
At January 31, 2025 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$6,619,766,344
Cash	998
Receivables:
Capital stock sold	3,975,763
Dividends and interest	11,276,596
Investment securities sold	67,165,580
Miscellaneous assets	4,523,129
Prepaid expenses	307,138
Due from Adviser	1,803
Total assets	6,707,017,351

LIABILITIES:
Payables:
Capital stock redeemed	4,211,730
Accrued custodian fees	516,400
Accrued distribution and service plan fees	954,630
Accrued investment advisory fees	3,023,395
Accrued transfer agent fees	1,012,620
Other accrued expenses	41,886
Total liabilities	9,760,661

NET ASSETS	$6,697,256,690

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$12,146,614

Additional paid-in capital	3,715,644,659

Distributable earnings	2,969,465,417
Net Assets	$6,697,256,690

*Including:
Cost of investments	$4,103,444,504

CLASS A SHARES:
Net assets	$4,744,950,608
Shares outstanding	173,632,161
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$27.33
Maximum offering price per share (100/95.25 of net asset value)†	$28.69

CLASS B SHARES:
Net assets	$2,371,307
Shares outstanding	121,873
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$19.46

CLASS C SHARES:
Net assets	$85,578,589
Shares outstanding	4,048,737
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$21.14

CLASS R SHARES:
Net assets	$59,093,054
Shares outstanding	2,156,866
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$27.40

CLASS Y SHARES:
Net assets	$1,805,263,132
Shares outstanding	62,972,634
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.67

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Operations
For the six months ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$82,991,717
Interest		1,871,117
Net securities lending fees		10,816
Total income		84,873,650

Expenses:
Investment advisory fees (Note 3)	$17,894,777
Custodian fees	522,735
Transfer agent fees:
Class A	2,153,079
Class B	12,159
Class C	67,653
Class R	35,773
Class Y	684,422
Audit fees	61,332
Legal fees	41,597
Accounting fees (Note 3)	174,498
Reports to shareholders	209,999
Directors’ fees and expenses	188,505
Registration and filing fees	55,000
Miscellaneous	152,584
Distribution and service plan fees (Note 3):
Class A	5,381,377
Class B	13,595
Class C	448,183
Class R	146,045
Total expenses		28,243,313
Reimbursement/waiver of expenses by Adviser (Note 3):
Class B		(9,475)
Net expenses		28,233,838
Net investment income		56,639,812

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		664,507,480
Foreign currency transactions		(645,409)
Net realized gain		663,862,071
Net decrease in unrealized appreciation		(188,383,349)
Net realized and unrealized gain on investments and foreign currency transactions		475,478,722
Net increase in net assets resulting from operations		$532,118,534

*Net of foreign taxes withheld of		$2,406,862
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statements of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024

OPERATIONS:
Net investment income	$56,639,812	$64,889,036
Net realized gain from investments and foreign currency transactions	663,862,071	1,122,849,386
Net decrease in unrealized appreciation on investments and foreign currency transactions	(188,383,349)	(58,134,207)
Net increase in net assets resulting from operations	532,118,534	1,129,604,215

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(529,517,578)	(567,546,721)
Class B	(375,161)	(513,075)
Class C	(11,967,844)	(13,359,509)
Class R	(6,480,264)	(7,219,329)
Class Y	(196,268,539)	(205,995,474)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	152,827,185	(81,723,507)
Class B	(550,442)	(1,214,118)
Class C	(804,243)	(12,353,199)
Class R	(803,730)	1,097,874
Class Y	91,606,633	(55,653,003)

Total increase in net assets	29,784,551	185,124,154

NET ASSETS:
Beginning of period	6,667,472,139	6,482,347,985
End of period	$6,697,256,690	$6,667,472,139
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements
January 31, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in four classes, Class A, Class C, Class R, and Class Y. Class B shares are no longer offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Class A shares are sold with a front-end sales charge. Class C shares are sold and Class B shares were sold at net asset value and both may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class C shares automatically convert to Class A shares after 8 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$840,669,211	$–	$3,966,502	$844,635,713
Consumer Discretionary	744,709,998	116,308,742	–	861,018,740
Consumer Staples	101,992,411	–	–	101,992,411
Energy	204,259,261	–	–	204,259,261
Financials	1,815,724,639	522,505,947	–	2,338,230,586
Health Care	1,039,724,386	–	–	1,039,724,386
Industrials	287,381,991	7,250,650	–	294,632,641
Information Technology	519,072,358	131,951,122	–	651,023,480
Materials	158,109,205	21,577,921	–	179,687,126
Short-Term Investments	–	104,562,000	–	104,562,000
Total Investments	$5,711,643,460	$904,156,382	$3,966,502	$6,619,766,344

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2025 was $165,012. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at August 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2025
Investments in Securities:
Common Stock	$3,801,490	$–	$–	$165,012	$–	$–	$–	$3,966,502
Total Level 3	$3,801,490	$–	$–	$165,012	$–	$–	$–	$3,966,502
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at January 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$3,966,502	Income Approach/ Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$3,966,502

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended January 31, 2025, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
At January 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,130,262,110

Unrealized appreciation	3,000,097,168
Unrealized depreciation	(510,592,934)
Net unrealized appreciation	$2,489,504,234

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations as professional services fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include foreign currency transactions, wash sales, partnership income, corporate actions, passive foreign investment company shares, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
Operating Segments - In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Operating Segments - (Continued)
defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding  short-term investments) during the six months ended January 31, 2025 were $593,142,530 and $1,168,972,424, respectively.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waivers of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2025 approximated 0.54% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class B shares, 1.75%; Class C shares, 1.75%; Class R shares, 1.25%; and Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through December 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has waived or reimbursed to the Fund. During the six months ended January 31, 2025, such voluntary waivers for Class B shares amounted to $9,475.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2025 amounted to $339,262. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2025 amounted to $174,498.
Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R 12b-1 Plan are limited to an annual rate of 0.75% of the average daily net asset value

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2025 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Distribution and Service Plan Fees - (Continued)
of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R 12b-1 Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2025 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution fees	$–	$10,431	$336,137	$73,023
Service fees	5,381,377	3,164	112,046	73,022
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class B shares are no longer offered for new purchases. Class B shares of the Fund are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.
Class C shares of the Fund are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2025 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of	CDSCs received by the Distributor from
Retained by Distributor	Re-allowed to investment dealers	Class C	Class B	Class C
$43,193	$233,541	$47,413	$470	$3,569
NOTE 4 - CAPITAL STOCK
At January 31, 2025, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.325 billion shares are classified as Davis New York Venture Fund. Class B shares are no longer offered for new purchases. Transactions in capital stock were as follows:

		Six months ended January 31, 2025 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)

Shares:	Class A	1,337,024	18,891,742	(13,884,319)	6,344,447
	Class B	–	19,413	(44,833)	(25,420)
	Class C	249,670	565,271	(823,039)	(8,098)
	Class R	90,880	242,625	(347,391)	(13,886)
	Class Y	4,723,869	6,755,378	(8,107,261)	3,371,986
Value:	Class A	$37,339,503	$502,898,174	$(387,410,492)	$152,827,185
	Class B	–	368,258	(918,700)	(550,442)
	Class C	5,495,471	11,650,244	(17,949,958)	(804,243)
	Class R	2,582,681	6,478,109	(9,864,520)	(803,730)
	Class Y	138,230,398	188,542,608	(235,166,373)	91,606,633

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2025 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended July 31, 2024
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)

Shares:	Class A	3,222,088	20,312,279	(26,059,383)	(2,525,016)
	Class B	–	25,355	(83,588)	(58,233)
	Class C	383,369	611,885	(1,530,216)	(534,962)
	Class R	281,856	272,273	(506,954)	47,175
	Class Y	6,484,078	7,069,325	(15,673,274)	(2,119,871)
Value:	Class A	$87,676,090	$536,867,768	$(706,267,365)	$(81,723,507)
	Class B	–	500,870	(1,714,988)	(1,214,118)
	Class C	8,480,948	12,969,707	(33,803,854)	(12,353,199)
	Class R	7,630,154	7,216,868	(13,749,148)	1,097,874
	Class Y	185,221,868	194,795,869	(435,670,740)	(55,653,003)
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2025, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $3,966,502 or 0.06% of the Fund’s net assets as of January 31, 2025.
Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of January 31, 2025

ASAC II L.P.	10/10/13	4,156,451	$1.0000	$0.9543

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DAVIS NEW YORK VENTURE FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2025[e]	$28.37	$0.23	$2.04	$2.27
Year ended July 31, 2024	$27.01	$0.27	$4.64	$4.91
Year ended July 31, 2023	$23.08	$0.33	$4.81	$5.14
Year ended July 31, 2022	$33.16	$0.24	$(5.60)	$(5.36)
Year ended July 31, 2021	$27.04	$0.07	$10.68	$10.75
Year ended July 31, 2020	$28.16	$0.14	$(0.29)	$(0.15)
Davis New York Venture Fund Class B:
Six months ended January 31, 2025[e]	$21.04	$0.09	$1.48	$1.57
Year ended July 31, 2024	$20.83	$0.03	$3.50	$3.53
Year ended July 31, 2023	$18.00	$0.10	$3.73	$3.83
Year ended July 31, 2022	$27.00	$(0.01)	$(4.42)	$(4.43)
Year ended July 31, 2021	$22.69	$(0.17)	$8.93	$8.76
Year ended July 31, 2020	$23.84	$(0.09)	$(0.25)	$(0.34)
Davis New York Venture Fund Class C:
Six months ended January 31, 2025[e]	$22.60	$0.09	$1.61	$1.70
Year ended July 31, 2024	$22.15	$0.03	$3.74	$3.77
Year ended July 31, 2023	$19.08	$0.11	$3.96	$4.07
Year ended July 31, 2022	$28.33	$–[g]	$(4.67)	$(4.67)
Year ended July 31, 2021	$23.64	$(0.17)	$9.31	$9.14
Year ended July 31, 2020	$24.80	$(0.06)	$(0.26)	$(0.32)
Davis New York Venture Fund Class R:
Six months ended January 31, 2025[e]	$28.43	$0.19	$2.05	$2.24
Year ended July 31, 2024	$27.07	$0.19	$4.65	$4.84
Year ended July 31, 2023	$23.15	$0.27	$4.82	$5.09
Year ended July 31, 2022	$33.24	$0.18	$(5.61)	$(5.43)
Year ended July 31, 2021	$27.10	$(0.02)	$10.70	$10.68
Year ended July 31, 2020	$28.26	$0.07	$(0.30)	$(0.23)
Davis New York Venture Fund Class Y:
Six months ended January 31, 2025[e]	$29.62	$0.28	$2.13	$2.41
Year ended July 31, 2024	$28.06	$0.35	$4.84	$5.19
Year ended July 31, 2023	$23.94	$0.41	$5.00	$5.41
Year ended July 31, 2022	$34.23	$0.32	$(5.80)	$(5.48)
Year ended July 31, 2021	$27.83	$0.16	$10.99	$11.15
Year ended July 31, 2020	$28.93	$0.22	$(0.30)	$(0.08)

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.29)	$(3.02)	$–	$(3.31)	$27.33	8.34%	$4,745	0.90%[f]	0.90%[f]	1.65%[f]	9%
$(0.28)	$(3.27)	$–	$(3.55)	$28.37	19.59%	$4,746	0.92%	0.92%	0.98%	17%
$(0.32)	$(0.89)	$–	$(1.21)	$27.01	23.04%	$4,587	0.92%	0.92%	1.43%	7%
$(0.21)	$(4.51)	$–	$(4.72)	$23.08	(17.77)%	$4,313	0.91%	0.91%	0.83%	17%
$(0.18)	$(4.45)	$–	$(4.63)	$33.16	40.63%	$5,977	0.89%	0.89%	0.22%	17%
$(0.28)	$(0.69)	$–	$(0.97)	$27.04	(0.79)%	$5,033	0.90%	0.90%	0.53%	11%

$(0.13)	$(3.02)	$–	$(3.15)	$19.46	7.86%	$2	2.43%[f]	1.75%[f]	0.80%[f]	9%
$(0.05)	$(3.27)	$–	$(3.32)	$21.04	18.59%	$3	2.37%	1.75%	0.15%	17%
$(0.11)	$(0.89)	$–	$(1.00)	$20.83	22.08%	$4	2.27%	1.75%	0.60%	7%
$(0.06)	$(4.51)	$–	$(4.57)	$18.00	(18.47)%	$6	2.06%	1.75%	(0.01)%	17%
$–	$(4.45)	$–	$(4.45)	$27.00	39.42%	$11	1.96%	1.75%	(0.64)%	17%
$(0.12)	$(0.69)	$–	$(0.81)	$22.69	(1.69)%	$13	1.99%	1.80%	(0.37)%	11%

$(0.14)	$(3.02)	$–	$(3.16)	$21.14	7.90%	$86	1.73%[f]	1.73%[f]	0.82%[f]	9%
$(0.05)	$(3.27)	$–	$(3.32)	$22.60	18.58%	$92	1.75%	1.75%	0.15%	17%
$(0.11)	$(0.89)	$–	$(1.00)	$22.15	22.03%	$102	1.75%	1.75%	0.60%	7%
$(0.07)	$(4.51)	$–	$(4.58)	$19.08	(18.45)%	$112	1.73%	1.73%	0.01%	17%
$–	$(4.45)	$–	$(4.45)	$28.33	39.49%	$186	1.71%	1.71%	(0.60)%	17%
$(0.15)	$(0.69)	$–	$(0.84)	$23.64	(1.57)%	$223	1.70%	1.70%	(0.27)%	11%

$(0.25)	$(3.02)	$–	$(3.27)	$27.40	8.20%	$59	1.19%[f]	1.19%[f]	1.36%[f]	9%
$(0.21)	$(3.27)	$–	$(3.48)	$28.43	19.22%	$62	1.20%	1.20%	0.70%	17%
$(0.28)	$(0.89)	$–	$(1.17)	$27.07	22.84%	$57	1.19%	1.19%	1.16%	7%
$(0.15)	$(4.51)	$–	$(4.66)	$23.15	(18.02)%	$56	1.12%	1.12%	0.62%	17%
$(0.09)	$(4.45)	$–	$(4.54)	$33.24	40.20%	$80	1.19%	1.19%	(0.08)%	17%
$(0.24)	$(0.69)	$–	$(0.93)	$27.10	(1.06)%	$78	1.18%	1.18%	0.25%	11%

$(0.34)	$(3.02)	$–	$(3.36)	$28.67	8.47%	$1,805	0.66%[f]	0.66%[f]	1.89%[f]	9%
$(0.36)	$(3.27)	$–	$(3.63)	$29.62	19.89%	$1,765	0.67%	0.67%	1.23%	17%
$(0.40)	$(0.89)	$–	$(1.29)	$28.06	23.36%	$1,732	0.67%	0.67%	1.68%	7%
$(0.30)	$(4.51)	$–	$(4.81)	$23.94	(17.59)%	$1,739	0.66%	0.66%	1.08%	17%
$(0.30)	$(4.45)	$–	$(4.75)	$34.23	40.98%	$2,507	0.64%	0.64%	0.47%	17%
$(0.33)	$(0.69)	$–	$(1.02)	$27.83	(0.55)%	$2,061	0.65%	0.65%	0.78%	11%

e	Unaudited.
f	Annualized.
g	Less than $0.005 per share.
See Notes to Financial Statements

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes of shareholders are listed below.
PROPOSAL
1. To elect members to the Board of Directors.
Number of Shares
Francisco Borges
For	155,957,639
Withheld	4,866,897
Andrew Davis
For	156,234,466
Withheld	4,590,070
Christopher Davis
For	156,310,033
Withheld	4,514,503
John S. Gates, Jr.
For	156,305,994
Withheld	4,518,542
Thomas S. Gayner
For	128,001,186
Withheld	32,823,350
Samuel H. Iapalucci
For	156,135,829
Withheld	4,688,707
Katherine MacWilliams
For	156,672,686
Withheld	4,151,850
Richard O'Brien
For	156,120,797
Withheld	4,703,738
Lara N. Vaughan
For	156,714,033
Withheld	4,110,503

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	March 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	March 26, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	March 26, 2025